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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22612

                      Wakefield Alternative Series Trust
              (Exact name of registrant as specified in charter)

                          700 17th Street, Suite 1550
                               Denver, CO 80202
              (Address of principal executive offices) (Zip code)

                                (303) 454-5500
              Registrant's telephone number, including area code

                           ALPS Fund Services, Inc.
                           1290 Broadway, Suite 1100
                               Denver, CO 80203
                    (Name and address of agent for service)

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2013 - June 30, 2014

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Item 1 - Proxy Voting Record.

WAKEFIELD MANAGED FUTURES STRATEGY FUND

       There was no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

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                                   SIGNATURE

   Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wakefield Alternative Series Trust

                                           By:    /s/ Patrick F. Hart III
                                                  ------------------------------
                                                  Patrick F. Hart III
                                                  President

                                           Date:  August 22, 2014

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